Trade Receivables - Carrying Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
Trade receivables, gross amount	$ 4,300	$ 4,803
Less: Allowance for expected credit losses	(136)	(48)
Trade receivables, net amount	$ 4,164	$ 4,755